UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
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Check here if Amendment / /; Amendment Number:
                                                --------------

   This Amendment (Check only one.):  / /  is a restatement.
                                      / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: Andreeff Equity Advisors, L.L.C.
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      140 East St. Lucia Lane
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      Santa Rosa Beach, FL 32459
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Form 13F File Number:
28-                        11306
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dane Andreeff
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Title: Managing Member
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Phone: (850) 622-3353
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Signature, Place, and Date of Signing:

     /s/ Dane Andreeff         Santa Rosa Beach, FL          July 29, 2011
-------------------------   --------------------------   ---------------------
       [Signature]                 [City, State]                 [Date]


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:          53
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Form 13F Information Table Value Total:       356,094
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                                            (x thousand)



List of Other Included Managers:  NONE

        COLUMN 1            COLUMN 2   COLUMN 3     COLUMN 4            COLUMN 5           COLUMN 6  COLUMN7        COULMN 8
                                                                  SHRS OR                 INVESTMENT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF     CUSIP     VALUE  (X      PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS      SOLE SHARED NONE
                             CLASS                   $1000)

ALLIED NEVADA GOLD CORP   COM          019344100         11,362   321,224 SH              Sole                  321,224
ARCHER DANIELS MIDLAND CO COM          039483102          8,374   277,747 SH              Sole                  277,747
ARDEA BIOSCIENCES INC     COM          03969P107         29,209 1,147,231 SH              Sole                1,147,231
AURIZON MINES LTD         COM          05155P106            978   175,000 SH              Sole                  175,000
BARRICK GOLD CORP         COM          067901108         20,603   454,904 SH              Sole                  454,904
BENIHANA INC              COM          082047101          5,432   521,291 SH              Sole                  521,291
BENIHANA INC              CL A         082047200          6,126   583,974 SH              Sole                  583,974
CALGON CARBON CORP        COM          129603106            730    42,944 SH              Sole                   42,944
CALLON PETE CO DEL        COM          13123X102          3,819   544,029 SH              Sole                  544,029
CAMECO CORP               COM          13321L108          4,965   188,409 SH              Sole                  188,409
CENTERSTATE BANKS INC     COM          15201P109          2,230   322,301 SH              Sole                  322,301
COINSTAR INC              COM          19259P300          9,827   180,181 SH              Sole                  180,181
CURRENCYSHS JAPANESE YEN  PUT          23130A952         18,380     1,500 SH              Sole                    1,500
TR
DENISON MINES CORP        COM          248356107         11,029 5,776,544 SH              Sole                5,776,544
DEPOMED INC               COM          249908104          2,039   249,321 SH              Sole                  249,321
ELAN PLC                  ADR          284131208          8,243   725,000 SH              Sole                  725,000
EVEREST RE GROUP LTD      COM          G3223R108          4,040    49,419 SH              Sole                   49,419
EXETER RES CORP           COM          301835104            460   110,000 SH              Sole                  110,000
EXIDE TECHNOLOGIES        COM NEW      302051206            764   100,000 SH              Sole                  100,000
EXTORRE GOLD MINES LTD    COM          30227B109          1,407   110,000 SH              Sole                  110,000
FAMOUS DAVES AMER INC     COM          307068106          3,711   370,746 SH              Sole                  370,746
GAMMON GOLD INC           COM          36467T106         40,036 3,642,911 SH              Sole                3,642,911
GLOBE SPECIALTY METALS    COM          37954N206            493    22,000 SH              Sole                   22,000
INC
HEALTHCARE SVCS GRP INC   COM          421906108            812    49,974 SH              Sole                   49,974
HILLTOP HOLDINGS INC      COM          432748101            530    60,000 SH              Sole                   60,000
HOLOGIC INC               COM          436440101          1,746    86,568 SH              Sole                   86,568
J ALEXANDERS CORP         COM          466096104          2,286   348,429 SH              Sole                  348,429
KEEGAN RES INC            COM          487275109          5,285   683,734 SH              Sole                  683,734
MAG SILVER CORP           COM          55903Q104          5,678   568,967 SH              Sole                  568,967
MYREXIS INC               COM          62856H107            448   125,000 SH              Sole                  125,000
NOBLE ENERGY INC          COM          655044105          5,514    61,525 SH              Sole                   61,525
NOVAGOLD RES INC          COM NEW      66987E206         12,657 1,375,710 SH              Sole                1,375,710
OMEGA HEALTHCARE INVS INC COM          681936100          2,377   113,119 SH              Sole                  113,119
PAN AMERICAN SILVER CORP  COM          697900108         14,348   464,471 SH              Sole                  464,471
PARK STERLING CORP        COM          70086Y105            496   100,000 SH              Sole                  100,000
PEABODY ENERGY CORP       COM          704549104          8,841   150,082 SH              Sole                  150,082
PETROQUEST ENERGY INC     COM          716748108          5,346   761,481 SH              Sole                  761,481
PLATINUM GROUP METALS LTD COM NEW      72765Q205            438   250,000 SH              Sole                  250,000
POINTS INTL LTD           COM NEW      730843208          3,407   342,420 SH              Sole                  342,420
QUATERRA RES INC          COM          747952109          7,475 6,160,057 SH              Sole                6,160,057
SANDRIDGE ENERGY INC      COM          80007P307         29,962 2,810,700 SH              Sole                2,810,700
SOUTHWESTERN ENERGY CO    COM          845467109          4,288   100,000 SH              Sole                  100,000
STONE ENERGY CORP         COM          861642106          7,513   247,226 SH              Sole                  247,226
TRANS1 INC                COM          89385X105            458   100,000 SH              Sole                  100,000
UR ENERGY INC             COM          91688R108            726   454,000 SH              Sole                  454,000
URANERZ ENERGY CORP       COM          91688T104          1,211   400,956 SH              Sole                  400,956
URANIUM ENERGY CORP       COM          916896103          1,157   378,020 SH              Sole                  378,020
URANIUM RES INC           COM PAR      916901507         11,044 6,613,406 SH              Sole                6,613,406
                          $0.001
VALERO ENERGY CORP NEW    COM          91913Y100          6,344   248,116 SH              Sole                  248,116
VISTA GOLD CORP           COM NEW      927926303          3,302 1,166,863 SH              Sole                1,166,863
YAMANA GOLD INC           CALL         98462Y900         11,630    10,000 SH     CALL     Sole                   10,000
YAMANA GOLD INC           COM          98462Y100          5,815   500,000 SH              Sole                  500,000
YM BIOSCIENCES INC        COM          984238105            703   250,000 SH              Sole                  250,000



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